Net interest income (Tables)	12 Months Ended
Dec. 31, 2023
Net interest income [abstract]
Summary of net interest income

Net interest income
in EUR million	2023	2022	2021		2023	2022	2021
Interest income on loans	32,002	18,440	13,914	Interest expense on deposits from banks	1,555	420	109
Interest income on financial assets at fair value through OCI	1,078	511	346	Interest expense on customer deposits	10,385	2,800	915
Interest income on debt securities at amortised cost	877	591	468	Interest expense on debt securities in issue	4,014	1,722	1,218
Interest income on non-trading derivatives (hedge accounting)	10,682	4,011	2,361	Interest expense on subordinated loans	708	648	571
Negative interest on liabilities	19	887	1,487	Negative interest on assets	—	285	572
Total interest income using effective interest rate method	44,658	24,439	18,577	Interest expense on non-trading derivatives (hedge accounting)	11,849	4,144	1,700
				Total interest expense using effective interest rate method	28,510	10,019	5,085
Interest income on financial assets at fair value through profit or loss	4,934	1,444	435
Interest income on non-trading derivatives (no hedge accounting)	2,637	2,390	2,025	Interest expense on financial liabilities at fair value through profit or loss	4,410	1,237	304
Interest income other	171	100	14	Interest expense on non-trading derivatives (no hedge accounting)	3,131	2,411	1,605
Total other interest income	7,741	3,934	2,474	Interest expense on lease liabilities	28	15	14
Total interest income	52,399	28,373	21,051	Interest expense other	157	98	43
				Total other interest expense	7,726	3,762	1,966
				Total interest expense	36,237	13,780	7,051

				Net interest income	16,162	14,593	14,000